INCOME TAXES (Schedule of Corporate Income Tax Rate By Subsidiary and VIE) (Details)	12 Months Ended
Dec. 31, 2012
CMR Web-learning Co., Ltd. [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
CMR Web-learning Co., Ltd. [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
CMR Web-learning Co., Ltd. [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
CMR Web-learning Co., Ltd. [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
CMR Web-learning Co., Ltd. [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Liye [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Liye [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Liye [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Liye [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Liye [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Education [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	7.50%
Hongcheng Education [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Education [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Education [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Education [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Zhongnongda Networks [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Zhongnongda Networks [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Zhongnongda Networks [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Zhongnongda Networks [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Zhongnongda Networks [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Beiyuda [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	7.50%
Beiyuda [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	7.50%
Beiyuda [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	7.50%
Beiyuda [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Beiyuda [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Gotop Hongcheng [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	7.50%
Gotop Hongcheng [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	7.50%
Gotop Hongcheng [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Gotop Hongcheng [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Gotop Hongcheng [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Technology [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Technology [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Technology [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Technology [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Hongcheng Technology [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Dongcai [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Dongcai [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Dongcai [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Dongcai [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Dongcai [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Chongda [Member] | 2010 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	12.50%
Chongda [Member] | 2011 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Chongda [Member] | 2012 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Chongda [Member] | 2013 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%
Chongda [Member] | 2014 [Member]
Income Tax Applicable Tax Rates [Line Items]
Preferential tax rates	15.00%